Commission and Fee Income (Tables)	12 Months Ended
Dec. 31, 2021
Commissions and Fee Income [Abstract]
Commission and Fee Income and Expense [text block table]
in € m.	2021	2020	2019
Commission and fee income and expense:
Commission and fee income	13,730	12,044	12,283
Commission and fee expense	2,796	2,620	2,763
Net commissions and fee income	10,934	9,424	9,520

Disaggregation of revenues by product type and business segment based on IFRS 15 [text block table]
Disaggregation of revenues by product type and business segment
	Dec 31,2021
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	231	27	259	21	4	(2)	539
Commissions for assets under management	16	1	369	3,570	(0)	0	3,956
Commissions for other securities	423	(0)	43	1	0	0	467
Underwriting and advisory fees	35	2,258	12	0	(0)	(41)	2,264
Brokerage fees	22	246	1,302	96	118	(0)	1,784
Commissions for local payments	441	4	864	0	0	10	1,320
Commissions for foreign commercial business	456	23	95	0	(0)	(2)	572
Commissions for foreign currency/exchange business	11	0	5	0	0	(0)	16
Commissions for loan processing and guarantees	564	279	305	0	5	5	1,157
Intermediary fees	12	3	617	0	0	11	644
Fees for sundry other customer services	282	562	40	121	4	2	1,011
Total fee and commissions income	2,494	3,403	3,910	3,809	132	(18)	13,730
Gross expense							(2,796)
Net fees and commissions							10,934

	Dec 31,2020
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	245	17	235	23	1	(3)	518
Commissions for assets under management	19	1	319	3,090	(0)	0	3,429
Commissions for other securities	365	0	35	0	0	0	401
Underwriting and advisory fees	29	1,688	13	0	1	(42)	1,688
Brokerage fees	21	357	1,103	72	113	(1)	1,665
Commissions for local payments	436	(2)	951	(0)	0	8	1,394
Commissions for foreign commercial business	409	25	104	0	0	(3)	536
Commissions for foreign currency/exchange business	4	0	6	0	0	(0)	11
Commissions for loan processing and guarantees	529	210	305	0	7	7	1,058
Intermediary fees	9	2	579	1	1	12	604
Fees for sundry other customer services	276	289	39	131	4	1	741
Total fee and commissions income	2,344	2,588	3,689	3,317	127	(20)	12,044
Gross expense							(2,620)
Net fees and commissions							9,424

Prior year segmental information presented in the current structure. Fee and commission income and gross expense have been restated by € 182 million for 2020. The reclassifications did not affect net fee and commission income.
	Dec 31,2019
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	251	8	234	23	5	(0)	521
Commissions for assets under management	22	1	304	3,219	1	1	3,547
Commissions for other securities	330	(0)	28	1	1	0	359
Underwriting and advisory fees	29	1,568	15	0	61	(17)	1,656
Brokerage fees	13	253	930	81	470	4	1,751
Commissions for local payments	497	0	974	(0)	1	2	1,474
Commissions for foreign commercial business	455	26	106	0	0	(1)	586
Commissions for foreign currency/exchange business	7	0	7	0	0	0	15
Commissions for loan processing and guarantees	497	189	281	0	16	5	989
Intermediary fees	35	2	486	0	1	11	535
Fees for sundry other customer services	297	349	54	127	23	0	850
Total fee and commissions income	2,433	2,395	3,419	3,451	578	7	12,283
Gross expense							(2,763)
Net fees and commissions							9,520

Prior year segmental information presented in the current structure.